Earnings per share (EPS)	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Earnings per share (EPS)
8. Earnings per share (EPS)

EPS is the amount of profit after tax attributable to each ordinary share. Basic EPS is calculated on profit after tax for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

Adjusted earnings and EPS, which exclude exceptional items and remeasurements, are provided to reflect the adjusted profit sub-totals used by the Company. We have included reconciliations from this additional EPS measure to earnings for both basic and diluted EPS to provide additional detail for these items. For further details of exceptional items and remeasurements, see note 5.
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2021	2021	2020	2020	2019	2019
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,633	46.4	1,912	55.2	1,998	59.0
Exceptional items and remeasurements after tax from continuing operations	7	0.2	(639)	(18.4)	(499)	(14.7)
Earnings from continuing operations	1,640	46.6	1,273	36.8	1,499	44.3
Adjusted earnings from discontinued operations	—	—	5	0.2	57	1.7
Exceptional items and remeasurements after tax from discontinued operations	—	—	(14)	(0.5)	(45)	(1.4)
Earnings from discontinued operations	—	—	(9)	(0.3)	12	0.3
Total adjusted earnings	1,633	46.4	1,917	55.4	2,055	60.7
Total exceptional items and remeasurements after tax (including discontinued operations)	7	0.2	(653)	(18.9)	(544)	(16.1)
Total earnings	1,640	46.6	1,264	36.5	1,511	44.6

		2021		2020		2019
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,523		3,461		3,386

(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2021	2021	2020	2020	2019	2019
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,633	46.1	1,912	55.0	1,998	58.8
Exceptional items and remeasurements after tax from continuing operations	7	0.2	(639)	(18.4)	(499)	(14.7)
Earnings from continuing operations	1,640	46.3	1,273	36.6	1,499	44.1
Adjusted earnings from discontinued operations	—	—	5	0.1	57	1.7
Exceptional items and remeasurements after tax from discontinued operations	—	—	(14)	(0.4)	(45)	(1.4)
Earnings from discontinued operations	—	—	(9)	(0.3)	12	0.3
Total adjusted earnings	1,633	46.1	1,917	55.1	2,055	60.5
Total exceptional items and remeasurements after tax (including discontinued operations)	7	0.2	(653)	(18.8)	(544)	(16.1)
Total earnings	1,640	46.3	1,264	36.3	1,511	44.4

		2021		2020		2019
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,540		3,478		3,401

(c) Reconciliation of basic to diluted average number of shares

	2021	2020	2019
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,523	3,461	3,386
Effect of dilutive potential ordinary shares – employee share plans	17	17	15
Weighted average number of ordinary shares – diluted	3,540	3,478	3,401